UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 FMC Select Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                 FMC SELECT FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004



ADVISED BY:
FIRST MANHATTAN CO.

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 9.27% for the six months ended April 30, 2004. The Fund outperformed both the 4.29% average total return of its peer group, the Lipper Flexible Fund Universe, and the 5.23% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. As of April 30, 2004, 76% of the Fund's assets were invested in equities (including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

Since we last wrote to you, the equity markets have advanced only slightly. Corporate profit growth has been robust, but concerns about rising interest rates and inflation have weighed on the equity markets. The businesses in the portfolio have also experienced strong profit growth. One of the reasons why their equity prices may be both rising and outperforming the overall market is that they cumulatively have both above-average free cash generation and below-average leverage, attributes that should serve them well in a rising interest rate environment. On balance, our businesses generate enough free cash flow to hypothetically retire all debt within two years versus seven years for the S&P Industrials Index.

We want to reiterate that, as value investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials and the yield available from the 30-year U.S. Treasury. As of April 30, 2004, the equity portion of the portfolio had an earnings yield of 5.8%, above the 5.2% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 5.3% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 9.8% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                      FMC SELECT FUND     S&P INDUSTRIALS INDEX
                                      ---------------     ---------------------
QUALITY
-------
Return-on-Equity (ROE) [1]                 26%                     19%
Period Needed to Retire
   Debt from Free Cash Flow [2]         2 Years                 7 Years
Estimated Annual EPS Growth
   for 2004-2009                           11%                     8%

VALUATION
---------
2004 Estimated Price/Earnings             17.2X                   19.2X

--------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 3/31/04 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/Bernard Groveman      /s/William McElroy          /s/A. Byron Nimocks

Bernard Groveman         William McElroy             A. Byron Nimocks
Equity Manager           Fixed Income Manager        Equity Manager

--------------------------------------------------------------------------------
TOTAL RETURN(1)
--------------------------------------------------------------------------------
                   Annualized        Annualized      Annualized
    Six Month       One Year           3 Year          5 Year      Inception to
      Return         Return           Return           Return          Date(2)
--------------------------------------------------------------------------------
       9.27%          23.96%           7.21%            9.37%          15.34%
--------------------------------------------------------------------------------


 [Line chart graphic omitted] Plot points are as follows:

                                                                 80/20 Blend of
                                              Merrill 1-10 Year  the above S&P
                           S&P 500            Corp./Government   and Merrill
          FMC Select Fund  Composite Index(4) Bond Index(3)      Indices
5/31/95(2) 10,000           10,000             10,000             10,000
10/31/95   10,844           11,006             10,353             10,875
10/31/96   13,445           13,658             10,948             13,078
10/31/97   17,547           18,044             11,781             16,614
10/30/98   19,268           22,011             12,864             19,902
10/31/99   22,771           27,662             12,981             23,972
10/31/00   25,479           29,346             13,827             25,496
10/31/01   27,346           22,039             15,796             20,907
10/31/02   27,677           18,709             16,735             18,641
10/31/03   32,324           22,600             17,601             21,948
4/30/04    35,321           24,017             17,790             23,095


(1) The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

(2) The FMC Select Fund commenced operations on May 8, 1995. The performance reflected in the graph begins at the end of the month operations commenced.

(3) The Merrill 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset Backed securities.

(4) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

[Pie chart grapic omitted]

                            Portfolio Composition(5)

Commercial Mortgage Obligations           0.9%
Other                                     1.1%
Telephones & Telecommunications           1.3%
Convertible Bonds                         1.8%
Energy Services                           2.1%
U.S. Government Agency Obligations        2.8%
Diversified Operations                    3.7%
Insurance                                 4.0%
Pharmaceuticals                           4.6%
Media                                     7.8%
Information Services                      5.5%
Retail                                    6.1%
Food, Beverage & Tobacco                  6.2%
Health Care                               6.4%
Equipment Trust Obligations               0.7%
Residential Mortgage Obligations          0.4%
U.S. Treasury Obligations                13.1%
Consumer Products                        11.3%
Medical Product and Services              7.3%
Corporate Obligations                     6.5%
Banks                                     6.4%


(5) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                                     Market
                                                                      Value
                                                       Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (74.0%)
BANKS (6.5%)
   Bay View Capital* ..............................   768,500      $  1,668
   Compass Bancshares .............................    19,050           731
   First Horizon National .........................    24,100         1,059
   North Fork Bancorporation ......................   141,700         5,260
   TF Financial ...................................    32,000           960
   US Bancorp .....................................    65,000         1,667
   Washington Mutual ..............................   110,396         4,348
                                                                   --------
                                                                     15,693
                                                                   --------
CONSUMER PRODUCTS (11.4%)
   Dorel Industries, Cl B* ........................    88,400         2,657
   Kimberly-Clark .................................    93,600         6,126
   Mattel .........................................   329,800         5,593
   Reckitt Benckiser ..............................   310,800         8,080
   Unilever ADR ...................................   132,400         5,094
                                                                   --------
                                                                     27,550
                                                                   --------
DIVERSIFIED OPERATIONS (3.7%)
   Berkshire Hathaway, Cl A* ......................        41         3,829
   Berkshire Hathaway, Cl B* ......................     1,631         5,087
                                                                   --------
                                                                      8,916
                                                                   --------
ENERGY SERVICES (2.1%)
   Nabors Industries* .............................   114,400         5,075
                                                                   --------
FOOD, BEVERAGE & TOBACCO (6.3%)
   Del Monte Foods* ...............................   485,700         5,372
   McCormick ......................................   176,300         6,022
   Nestle .........................................    60,000         3,795
                                                                   --------
                                                                     15,189
                                                                   --------
HEALTH CARE PRODUCTS (10.4%)
   Abbott Laboratories ............................   104,100         4,583
   Bard (C.R.) ....................................    34,200         3,634
   Baxter International ...........................   180,400         5,710
   Pfizer .........................................   314,740        11,255
                                                                   --------
                                                                     25,182
                                                                   --------
HEALTH CARE SERVICES (8.1%)
   Cardinal Health ................................    48,500         3,553
   HCA ............................................   191,400         7,776
   IMS Health .....................................    69,426         1,753
   Oxford Health Plans ............................   119,400         6,500
                                                                   --------
                                                                     19,582
                                                                   --------

    The accompanying notes are an integral part of the financial statements.
                                        4

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)




                                                   Shares/Face       Market
                                                      Amount          Value
                                                      (000)           (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES (5.6%)
   Amdocs* ........................................   237,500      $  6,306
   First Data .....................................   156,850         7,119
                                                                   --------
                                                                     13,425
                                                                   --------
INSURANCE (4.0%)
   Leucadia National ..............................    87,470         4,310
   Phoenix ........................................   260,000         3,294
   UnumProvident ..................................   138,700         2,157
                                                                   --------
                                                                      9,761
                                                                   --------
MEDIA (7.8%)
   Gannett ........................................    48,300         4,187
   Harte-Hanks ....................................   296,550         7,105
   Liberty Media* .................................   386,672         4,230
   Scholastic* ....................................   113,400         3,216
                                                                   --------
                                                                     18,738
                                                                   --------
PROFESSIONAL SERVICES (0.3%)
   Gartner* .......................................    64,462           761
                                                                   --------
RETAIL (6.1%)
   CVS ............................................   179,200         6,923
   Dollar General .................................   292,693         5,491
   Intertan* ......................................   177,000         2,455
                                                                   --------
                                                                     14,869
                                                                   --------
TELEPHONES & TELECOMMUNICATIONS (1.3%)
   US Cellular* ...................................    91,800         3,146
                                                                   --------
UTILITIES (0.4%)
   Florida Public Utilities .......................    40,533           821
                                                                   --------
TOTAL COMMON STOCK
   (Cost $126,765)                                                  178,708
                                                                   --------
CONVERTIBLE BONDS (1.8%)
   Interim Services, CV to 26.8052 Shares per 1,000
     4.500%, 06/01/05 .............................    $4,088         4,098
   Thermo Electron, CV to 23.9006 Shares per 1,000
     3.250%, 11/01/07 .............................       314           310
                                                                   --------
TOTAL CONVERTIBLE BONDS
   (Cost $4,112) ..................................                   4,408
                                                                   --------

    The accompanying notes are an integral part of the financial statements.
                                        5

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                   Shares/Face        Market
                                                      Amount          Value
                                                      (000)           (000)
--------------------------------------------------------------------------------
RIGHTS (0.0%)
   Wiltel Contingent Sale Right* ..................   206,200      $     --
                                                                   --------
TOTAL RIGHTS
   (Cost $0) ......................................                      --
                                                                   --------
WARRANTS (0.00%)
   Washington Mutual*(A) ..........................    70,900            11
                                                                   --------
TOTAL WARRANTS
   (Cost $0) ......................................                      11
                                                                   --------
CERTIFICATE OF DEPOSIT (0.1%)
   Hudson United Bank
     3.500%, 05/13/08 .............................   $   270           266
                                                                   --------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $270) ....................................                     266
                                                                   --------
COMMERCIAL MORTGAGE OBLIGATIONS (0.9%)
   Bear Stearns Commercial Mortgage Securities,
     Cl A1, Ser 2001-Top 2
     6.080%, 02/15/35 .............................       437           465
   Credit Suisse First Boston Mortgage
     Securities Corporation
     Cl A3, Ser 2001-CK1
     6.380%, 12/16/35 .............................       500           545
   Morgan Stanley Dean Witter Capital 1,
     Cl A2, Ser 2001-Top 1
     6.320%, 02/15/33 .............................       432           462
   Secured Finance
     9.050%, 12/15/04 .............................       446           463
   Wal-Mart
     8.850%, 01/02/15 .............................       250           317
                                                                   --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,211) ..................................                   2,252
                                                                   --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.5%)
   Countrywide Home Loans
     5.000%, 01/25/18 .............................       322           323
   GSR Mortgage Loan Trust,
     Cl A1, Ser 2003-6F
     3.000%, 09/25/32 .............................       311           312
   Wells Fargo Mortgage Backed Securities Trust,
     Cl A9, Ser 2003-8
     4.500%, 08/25/18 .............................       500           466
                                                                   --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $1,113) ..................................                   1,101
                                                                   --------

    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                         Face        Market
                                                       Amount        Value
                                                        (000)         (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (6.6%)
   Alcoa
     7.250%, 08/01/05 .............................    $  500      $    531
   Ameritech Capital Funding
     9.100%, 06/01/16 .............................       700           858
   Aramark Services
     8.150%, 05/01/05 .............................       135           142
     7.000%, 07/15/06 .............................       160           173
     7.000%, 05/01/07 .............................        10            11
     6.375%, 02/15/08 .............................       190           203
   Archstone-Smith Trust
     7.250%, 08/15/09 .............................       388           404
   Block Financial
     6.750%, 11/01/04 .............................       615           630
   ChevronTexaco
     8.110%, 12/01/04 .............................       192           199
   Colgate-Palmolive, MTN, Ser D
     7.840%, 05/15/07 .............................       235           268
   CSX Transportation
     6.400%, 03/15/06 .............................       500           535
   Dow Chemical, Ser 92-A2
     8.040%, 07/02/05 .............................       172           176
   Eastman Kodak
     9.750%, 10/01/04 .............................       300           308
   Ford Motor Credit
     6.875%, 02/01/06 .............................       800           847
   Geico
     7.500%, 04/15/05 .............................       200           210
   General Electric Capital
     8.850%, 04/01/05 .............................       250           265
   General Motors, Ser 91-A2
     8.950%, 07/02/09 .............................       193           209
   GTE
     6.460%, 04/15/08 .............................       600           657
   Household Finance
     6.500%, 12/15/12 .............................     1,000         1,012
   HRPT Properties Trust
     6.500%, 01/15/13 .............................       500           526
   Keystone Financial, MTN
     7.300%, 05/15/04 .............................       750           751
   Lubrizol
     5.875%, 12/01/08 .............................       245           246
   May Department Stores
     9.750%, 02/15/21 .............................       353           441
   McCormick, MTN, Ser A
     6.240%, 02/01/06 .............................       250           265
   Midamerican Energy Company, MTN
     6.375%, 06/15/06 .............................       100           107

    The accompanying notes are an integral part of the financial statements.
                                        7

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                         Face        Market
                                                       Amount        Value
                                                        (000)         (000)
--------------------------------------------------------------------------------

   Mohawk Industries Incorporated, Cl D
     7.200%, 04/15/12 .............................    $  250      $    281
   Procter & Gamble, ESOT, Ser A
     9.360%, 01/01/21 .............................       700           921
   Ralcorp Holdings
     8.750%, 09/15/04 .............................       875           897
   Ryder System, Ser O
     6.500%, 05/15/05 .............................       250           261
   Simon Property Group
     6.875%, 11/15/06 .............................       400           437
   Southwestern Bell Telephone, MTN, Cl C
     6.970%, 08/07/06 .............................       500           543
   Transamerica Financial, MTN, Ser E
     7.140%, 08/15/05 .............................       565           601
   Union Pacific
     7.600%, 05/01/05 .............................       250           263
   UST
     7.250%, 06/01/09 .............................       500           561
   Waddel & Reed Financial
     7.500%, 01/18/06 .............................       255           275
   Wilmington Trust
     6.625%, 05/01/08 .............................       755           824
                                                                   --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $15,502) .................................                  15,838
                                                                   --------
EQUIPMENT TRUST OBLIGATIONS (0.7%)
   Continental Airlines, Ser 02-1
     6.563%, 02/15/12 .............................       900           942
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 .............................       100           100
   Union Tank Car, MTN, Ser A
     6.630%, 10/03/04 .............................       410           419
   Union Tank Car, Ser 95-A
     6.580%, 01/02/05 .............................       182           187
                                                                   --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $1,598) ..................................                   1,648
                                                                   --------
OTHER ASSET-BACKED OBLIGATIONS (0.4%)
   Citibank Credit Card Master Trust I, Cl A, Ser 2
     6.050%, 01/15/10 .............................       480           522
   Union Financial Services, Taxable Student Loan,
     Cl 1998-A, Ser A8
     5.500%, 09/01/05 .............................        93            94
   Union Financial Services, Taxable Student Loan,
     Cl 1998-A, Ser A9
     5.730%, 12/01/05 .............................       290           290
                                                                   --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $848) ....................................                     906
                                                                   --------

    The accompanying notes are an integral part of the financial statements.
                                        8

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                         Face        Market
                                                       Amount         Value
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.8%)
   Export Funding Trust, Cl A, Ser A
     7.890%, 02/15/05 .............................     $  50      $     52
   Federal Home Loan Mortgage Corporation
     4.750%, 10/11/12 .............................       500           488
     1.620%, 06/09/08 .............................       500           500
   Federal National Mortgage Association
     5.500%, 01/01/09 .............................        98           100
     5.000%, 03/25/18 .............................       180           174
     4.000%, 03/25/33 .............................       311           312
   Federal National Mortgage Association,
     Pool #2003-120
     4.000%, 03/25/19 .............................       550           534
   Federal National Mortgage Association,
     Pool #386240
     4.480%, 07/01/13 .............................     1,238         1,240
   Government National Mortgage Association
     6.000%, 09/20/20 .............................     1,000         1,016
     5.500%, 07/20/20 .............................       200           194
     3.600%, 01/20/29 .............................       276           272
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 .............................        97           105
   Guaranteed Export Trust, Cl A, Ser A
     6.280%, 06/15/04 .............................        35            36
   Guaranteed Export Trust, Cl A, Ser B
     7.460%, 12/15/05 .............................        87            90
   Guaranteed Trade Trust, Cl A, Ser A
     7.020%, 09/01/04 .............................        13            13
   Housing and Urban Development, Ser 99-A
     5.750%, 08/01/06 .............................       265           283
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 .............................       585           633
   Private Export Funding, Ser G
     6.670%, 09/15/09 .............................       225           252
   Small Business Administration, Ser 96-D
     6.150%, 04/01/18 .............................       205           217
   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 .............................        71            72
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 .............................       250           268
                                                                   --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $6,752) ..................................                   6,851
                                                                   --------
U.S. TREASURY OBLIGATIONS (13.1%)
  U.S. Treasury Bills (B)
     1.040%, 05/13/04 .............................     2,784         2,783
     0.970%, 06/24/04 .............................     4,975         4,968
     0.945%, 07/22/04 .............................     2,039         2,035


    The accompanying notes are an integral part of the financial statements.
                                        9

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


                                                         Face        Market
                                                       Amount         Value
                                                        (000)         (000)
--------------------------------------------------------------------------------
     0.940%, 07/08/04 .............................    $4,597      $  4,589
     0.944%, 09/23/04 .............................     7,888         7,855
     0.934%, 08/12/04 .............................     4,295         4,283
   U.S. Treasury Notes
     5.875%, 11/15/04 .............................     4,000         4,098
     5.250%, 05/15/04 .............................     1,000         1,001
                                                                   --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $31,550) .................................                  31,612
                                                                   --------
TOTAL INVESTMENTS (100.9%)
   (Cost $190,721) ................................                 243,601
                                                                   --------
OTHER ASSETS AND LIABILITIES (-0.9%)
   Investment Advisory Fees Payable ...............                    (159)
   Administration Fees Payable ....................                     (30)
   Trustees' Fees Payable .........................                      (2)
   Other Assets & Liabilities, Net ................                  (2,060)
                                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES ................                  (2,251)
                                                                   --------
TOTAL NET ASSETS ..................................                $241,350
                                                                   ========
NET ASSETS:
   Portfolio Shares (unlimited authorization --
no par value)
     based on 11,717,912 outstanding shares of
       beneficial interest ........................                $184,408
   Undistributed net investment income ............                     263
   Accumulated net realized gain on investments ...                   3,799
   Net unrealized appreciation on investments .....                  52,880
                                                                   --------
TOTAL NET ASSETS (100.0%) .........................                $241,350
                                                                   ========
   Net Asset Value, Offering and Redemption
     Price Per Share ..............................                  $20.60
                                                                   ========
* NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
CV  -- CONVERTIBLE SECURITY
ESOT -- EMPLOYEE STOCK OWNERSHIP TRUST
MTN -- MEDIUM TERM NOTE
SER -- SERIES






    The accompanying notes are an integral part of the financial statements.
                                       10

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the six month period ended April 30, 2004                        (Unaudited)


----------------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income.........................................................................           $ 1,172
Dividend Income (less foreign withholding taxes of $23).................................             1,008
----------------------------------------------------------------------------------------------------------------
Total Investment Income.................................................................             2,180
----------------------------------------------------------------------------------------------------------------
Expenses:
Investment Advisory Fees................................................................               912
Administration Fees.....................................................................               171
Trustees' Fees..........................................................................                 4
Transfer Agent Fees.....................................................................                27
Professional Fees.......................................................................                19
Printing Fees...........................................................................                12
Registration and Filing Fees............................................................                 8
Custodian Fees..........................................................................                 6
Insurance and Other Fees................................................................                 4
----------------------------------------------------------------------------------------------------------------
Total Expenses..........................................................................             1,163
----------------------------------------------------------------------------------------------------------------
Net Investment Income...................................................................             1,017
----------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments and Foreign Currency Transactions......................             3,801
Net Change in Unrealized Appreciation on Investments....................................            14,784
----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Appreciation on Investments.................................            18,585
----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations....................................           $19,602
================================================================================================================





    The accompanying notes are an integral part of the financial statements.
                                       11

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the six month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003




                                                                             SIX MONTHS            12 MONTHS
                                                                        NOVEMBER 1, 2003 TO    NOVEMBER 1, 2002 TO
                                                                           APRIL 30, 2004        OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income...............................................       $  1,017            $  2,380
   Net Realized Gain on Investments and Foreign Currency Transactions..          3,801               6,062
   Net Change in Unrealized Appreciation on Investments................         14,784              20,761
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............         19,602              29,203
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................           (919)             (2,437)
   Net Realized Gain...................................................         (6,070)             (2,504)
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................         (6,989)             (4,941)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         25,994              32,100
   In Lieu of Dividends and Distributions .............................            201                 139
   Redeemed ...........................................................         (6,527)            (11,830)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Derived from Capital Share Transactions..         19,668              20,409
-------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         32,281              44,671
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................        209,069             164,398
-------------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income of
     $263 and $165, respectively)......................................       $241,350            $209,069
===================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................................          1,292               1,828
   In Lieu of Dividends and Distributions .............................             10                   8
   Redeemed ...........................................................           (319)               (677)
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........            983               1,159
===================================================================================================================




    The accompanying notes are an integral part of the financial statements.
                                       12

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Period

For the six month period ended April 30, 2004 (Unaudited) and for the years ended October 31,



                      Net
                     Asset                     Realized and                    Dividends       Distributions      Total
                    Value,           Net        Unrealized        Total         from Net           from         Dividends
                   Beginning      Investment      Gain on          from        Investment        Realized          and
                  of Period         Income      Securities     Operations        Income           Gains       Distributions
                  ---------       ---------    -----------     ----------      ----------       -----------   -------------
2004(1)             $19.48          $0.09          $1.67          $1.76          $(0.08)          $(0.56)        $(0.64)
2003                 17.17           0.23           2.58           2.81           (0.24)           (0.26)         (0.50)
2002                 17.89           0.22           0.04(3)        0.26           (0.22)           (0.76)         (0.98)
2001                 18.69           0.19           1.10           1.29           (0.18)           (1.91)         (2.09)
2000                 19.34           0.15           1.78           1.93           (0.18)           (2.40)         (2.58)
1999                 17.26           0.14           2.88           3.02           (0.11)           (0.83)         (0.94)



                                                                                   Ratio            Ratio
                      Net                          Net                            of Net        of Expenses
                     Asset                       Assets,          Ratio         Investment      to Average
                    Value,                         End         of Expenses        Income         Net Assets       Portfolio
                     End            Total       of Period       to Average     to Average       (Excluding        Turnover
                  of Period        Return(2)      (000)         Net Assets      Net Assets        Waivers)          Rate
                  ---------        --------     ---------      -----------     -----------       -----------       -------
2004(1)             $20.60           9.27%      $241,350           1.02%           0.89%            1.02%            6.63%
2003                 19.48          16.79        209,069           1.03            1.33             1.03            19.95
2002                 17.17           1.21        164,398           1.05            1.25             1.05            19.72
2001                 17.89           7.33        134,948           1.05            1.08             1.05            12.68
2000                 18.69          11.89        108,146           1.06            0.85             1.06            24.81
1999                 19.34          18.18        115,569           1.08            0.73             1.08            26.23

(1) All ratios for the period have been annualized.
(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3) The amount shown for a share outstanding throughout the period differs from the aggregate net losses on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.










    The accompanying notes are an integral part of the financial statements.
                                       13

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there are none at April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   FOREIGN CURRENCY TRANSLATION -- Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from in the market prices of the securities. These gains and losses are included in the net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER
   AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2004, were as follows
(000):

Purchases
  U.S. Government ..................................................    $ 1,769
  Other ............................................................     18,593
Sales
  U.S. Government ..................................................        342
  Other ............................................................     13,091

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

These reclassifications have no effect on net assets or net asset value.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2004                                                       (Unaudited)


As of October 31, 2003, the tax character of dividends and distributions paid during the last two years were as follows (000):

                  ORDINARY        LONG-TERM
                   INCOME       CAPITAL GAIN        TOTAL
                 ----------     ------------        ------
2003               $4,439          $  502           $4,941
2002                2,266           5,443            7,709

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income .......................................   $   720
Undistributed Long-Term Capital Gains................................     5,513
Unrealized Appreciation..............................................    38,096
                                                                        -------
Total Distributable Earnings.........................................   $44,329
                                                                        =======
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2004, were as follows
(000):

                                                                       NET
  FEDERAL             APPRECIATED           DEPRECIATED            UNREALIZED
 TAX COST             SECURITIES             SECURITIES           APPRECIATION
 --------             -----------           -----------           ------------
 $190,721               $56,653               $(3,773)               $52,880

                                      NOTES

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------

                                FMC SELECT FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                              FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                             INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

A description of the policies and procedures that the Advisers' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-877-FMC-4099 (1-877-362-4099); and (ii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) by calling 1-877-FMC-4099 (1-877-362-4099); and (ii) on the Commission's website at http://www.sec.gov.



FMC-SA-002-0300

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.